Putnam Investments
One Post Office Square
Boston, MA 02109
January 3, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam High Yield Trust (Reg. Nos. (2-60492) (811-02796), Post-Effective Amendment No.34 to
Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 34 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 29, 2006.

Comments or questions concerning this certificate may be directed to James F. Clark, Esq., at 1-800-225-2465, ext. 11060.

Very truly yours,

Putnam High Yield Trust

By: /s/ Charles E. Porter
_______________________________________
Charles E. Porter
Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance Liaison

cc: Carlo Forcione, Esq.